Discontinued Operations (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Goodwill				$ 22,800,000
Goodwill				12,500,000
Intangible assets				10,000,000
Capitalized software				300,000
Capitalized computer software asset		$ 213,766		654,556	$ 6,940,653
Debt expense				300,000
Cash proceeds received	$ 600,000	600,000
Earn-out obligation	2,300,000	2,283,806
Net asset	$ 2,700,000
365 Cannabis [Member]
Discontinued Operations (Details) [Line Items]
Goodwill		9,000,000		22,200,000
Total impairments of long-lived assets				22,200,000
LCA [Member]
Discontinued Operations (Details) [Line Items]
Goodwill		$ 100,000
Total impairments of long-lived assets				600,000
Capitalized computer software asset			$ 900,000	$ 1,100,000	$ 400,000